Stock Incentive and Employee Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Outstanding Activity
The following table summarizes stock option activity during the three months ended March 31, 2025 (in thousands, except for per share amounts and contractual life):

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life, in years	Aggregate Intrinsic Value
Outstanding as of December 31, 2024	1,028	$138.23	6.4	$—
Forfeited/Cancelled	(6)	$149.37

Outstanding as of March 31, 2025	1,022	$138.17	6.1	$—
Vested and expected to vest as of March 31, 2025	1,022	$138.17	6.1	$—

Exercisable as of March 31, 2025	756	$116.98	5.4	$—

The following table summarizes stock option activity during the year ended December 31, 2024 (shares in thousands):

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life, in years	Aggregate Intrinsic Value
Outstanding as of December 31, 2023	946	$153.15	7.5	$7,459
Granted	129	$33.21
Exercised	(4)	$51.67
Forfeited/Cancelled	(43)	$160.56

Outstanding as of December 31, 2024	1,028	$138.23	6.43	$—
Vested and expected to vest as of December 31, 2024	1,028	$138.23	6.43	$—

Exercisable as of December 31, 2024	727	$113.01	5.5	$—

Schedule of Stock Options Valuation Assumption Used

Year Ended December 31, 2024
Stock options:
Expected dividend yield	0.00%
Expected volatility	72.00% - 119.08%
Risk-free interest rate	3.79% - 4.71%
Term of options (in years)	3.0 - 6.3
Employee stock purchase plan:
Expected dividend yield	0.00%
Expected volatility	129.30%
Risk-free interest rate	5.39%
Expected life (in years)	0.50